Property, plant, equipment and development costs - Carrying amounts of right-of-use assets recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	$ 6,572
Addition	2,400	$ 1,900
Ending Balance	6,829	6,572
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	40,306	50,048
Ending Balance	107,520	40,306
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	99,847	99,779
Addition	84,435	1,478
Disposals and or/sales	(10,481)	(1,410)
Transfers	(3,253)
Ending Balance	170,548	99,847
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	10,550	10,491
Addition	16,891	59
Disposals and or/sales	(9,851)	0
Transfers	0
Ending Balance	17,590	10,550
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	58,081	58,213
Addition	302	741
Disposals and or/sales	(630)	(873)
Transfers	0
Ending Balance	57,753	58,081
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	31,216	31,075
Addition	67,242	678
Disposals and or/sales	0	(537)
Transfers	(3,253)
Ending Balance	95,205	31,216
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(59,541)	(49,731)
Addition	14,202	11,152
Disposals and or/sales	(10,454)	(1,342)
Transfers	(261)
Ending Balance	(63,028)	(59,541)
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(9,547)	(7,874)
Addition	1,609	1,673
Disposals and or/sales	(9,851)	0
Transfers	0
Ending Balance	(1,305)	(9,547)
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(32,770)	(27,364)
Addition	6,037	6,210
Disposals and or/sales	(603)	(804)
Transfers	0
Ending Balance	(38,204)	(32,770)
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	(17,224)	(14,493)
Addition	6,556	3,269
Disposals and or/sales	0	(538)
Transfers	(261)
Ending Balance	$ (23,519)	$ (17,224)